PROPERTY AND EQUIPMENT, NET (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property plant and equipment Gross	$ 93,883,478	$ 82,807,156	$ 94,219,224
Less accumulated depreciation and amortization	(14,772,046)	(11,541,653)	(33,183,341)
Property, Plant and Equipment, Net, Total	79,111,432	71,265,503	61,035,883
Construction in process
Property, Plant and Equipment [Line Items]
Property plant and equipment Gross	14,681,312	10,437,382	8,952,742
Charging equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment Gross	4,562,322	3,041,630	1,546,817
Charging stations and other technical installations
Property, Plant and Equipment [Line Items]
Property plant and equipment Gross	74,033,152	68,871,879	83,357,366
Office equipment and vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment Gross	$ 606,692	$ 456,265	$ 362,299